Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Property, plant and equipment	$ 439	$ 3,742	$ 3,743
Intangible assets	15,235	42,175	39,577
Deferred tax assets	4,099	5,136	4,668
Total non-current assets	19,773	51,053	47,988
Current assets
Cash and cash equivalents	199	553	1,285
Restricted cash	292	608	1,195
Trade and other receivables	10,044	7,087	9,088
Inventory	1,646	2,115	1,887
Assets classified as held for sale	5,479		8,214
Total current assets	17,660	10,363	21,669
TOTAL ASSETS	37,433	61,416	69,657
Current liabilities
Trade and other payables	37,929	14,597	15,457
Income tax liability	280	156	132
Provisions	2,230	1,778	1,104
Loans and borrowings	8,171	2,384	5,109
Liabilities classified as held for sale	5,515		1,497
Total current liabilities	54,125	18,915	23,299
Non-current liabilities
Other payables		6,443
Provisions	57	76	57
Loans and borrowings	20,915	30,004	23,452
Deferred tax liabilities	2,873	2,232	1,234
Total non-current liabilities	23,845	38,755	24,743
Total liabilities	77,970	57,670	48,042
Equity
Share capital	533	308	256
Share premium	108,220	105,018	99,418
Cumulative translation reserve	2	1,203	(139)
Other reserves	(6,301)	(6,492)	(5,984)
Accumulated deficit	(142,991)	(96,291)	(71,936)
Equity and reserves attributable to owners	(40,537)	3,746	21,615
Total equity	(40,537)	3,746	21,615
TOTAL EQUITY AND LIABILITIES	$ 37,433	$ 61,416	$ 69,657